BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 64.9%
	ALTERNATIVE - 1.3%
10,992	IndexIQ ETF Trust - IQ Hedge Multi-Strategy			$ 349,546

	EQUITY - 1.2%
15,335	Global X Nasdaq 100 Covered Call ETF			346,111

	FIXED INCOME - 60.4%
34,103	Invesco Variable Rate Preferred ETF			881,563
2,972	iShares Agency Bond ETF			349,894
33,285	iShares iBoxx High Yield Corporate Bond ETF			2,901,785
6,245	iShares JP Morgan USD Emerging Markets Bond ETF			679,956
8,048	iShares MBS ETF			872,564
4,539	iShares National Muni Bond ETF			526,751
8,705	PGIM Active High Yield Bond ETF			356,059
11,470	Schwab US TIPS ETF			701,505
19,267	SPDR Blackstone Senior Loan ETF			881,273
13,443	SPDR Bloomberg Barclays Convertible Securities ETF			1,120,474
19,056	SPDR Bloomberg Barclays High Yield Bond ETF			2,073,293
4,717	SPDR Bloomberg Barclays International Corporate			169,010
5,706	SPDR Bloomberg Barclays International Treasury Bond ETF			166,273
6,670	VanEck Vectors High Yield Muni ETF			414,541
20,521	VanEck Vectors International High Yield Bond ETF			523,901
16,520	Vanguard Intermediate-Term Corporate Bond ETF			1,536,856
16,221	Vanguard Total Bond Market ETF			1,374,243
24,874	Xtrackers USD High Yield Corporate Bond ETF			1,243,451
				16,773,392
	MIXED ALLOCATION - 2.0%
23,712	Invesco CEF Income Composite ETF			551,541

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,776,506)			18,020,590

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.0%
	U.S. TREASURY NOTE — 9.0%
2,708,000	United States Treasury Note	0.8750	11/15/30	$ 2,502,361

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,654,951)			2,502,361

Shares
	SHORT-TERM INVESTMENTS — 49.8%
	MONEY MARKET FUNDS - 49.8%
13,833,406	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $13,833,406)(a)			13,833,406

	TOTAL INVESTMENTS - 123.7% (Cost $34,264,863)			$ 34,356,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.7)%			(6,574,752)
	NET ASSETS - 100.0%			$ 27,781,605

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.1%
	FIXED INCOME - 80.1%
1,536,982	iShares iBoxx High Yield Corporate Bond ETF	$ 133,994,091
879,921	SPDR Bloomberg Barclays High Yield Bond ETF	95,735,405
308,089	VanEck Vectors High Yield Muni ETF	19,147,731
1,148,612	Xtrackers USD High Yield Corporate Bond ETF	57,419,114
		306,296,341

	TOTAL EXCHANGE-TRADED FUNDS (Cost $306,157,554)	306,296,341

	SHORT-TERM INVESTMENTS — 100.1%
	MONEY MARKET FUNDS - 100.1%
28	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.03%(a)	28
23	Dreyfus Government Cash Management, Class I, 0.03%(a)	23
24	Federated Hermes Government Obligations Fund, Institutional Class, 0.02%(a)	24
382,698,167	Fidelity Government Portfolio, Institutional Class, 0.01%(a)	382,698,167
24	Goldman Sachs Financial Square Government Fund, Class FST, 0.04%(a)	24
		382,698,266

	TOTAL SHORT-TERM INVESTMENTS (Cost $382,698,266)	382,698,266

	TOTAL INVESTMENTS - 180.2% (Cost $688,855,820)	$ 688,994,607
	LIABILITIES IN EXCESS OF OTHER ASSETS - (80.2)%	(306,577,741)
	NET ASSETS - 100.0%	$ 382,416,866

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

BTS Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

BTS Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.
Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2021 for the Fund's investments measured at fair value:

BTS Managed Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 18,020,590	$ -	$ -	$ 18,020,590
U.S. Government & Agencies		2,502,361	-	2,502,361
Short-Term Investment	13,833,406	-	-	13,833,406
Total	$ 31,853,996	$ 2,502,361	$ -	$ 34,356,357
BTS Tactical Fixed Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 306,296,341	$ -	$ -	$ 306,296,341
Short-Term Investments	382,698,266	-	-	382,698,266
Total	$ 688,994,607	$ -	$ -	$ 688,994,607
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

BTS Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Securities Lending - Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the BTS Tactical Fixed Income Fund (the "Fund") can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At March 31, 2021, the Fund did not have any securities out on loan.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
BTS Managed Income Fund	$ 34,272,191	$ 417,243	$ (333,077)	$ 84,166
BTS Tactical Fixed Income Fund	$ 688,855,820	$ 138,787	$ -	$ 138,787